BUSINESS - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 country
Product Information [Line Items]
Number of countries where product found (more than)	100
Number of countries company operates	31
Sales Revenue, Net | Geographic Concentration Risk | Non-US
Product Information [Line Items]
Revenues from customers outside the U.S. (as a percent)	66.00%